Prepaid Expenses and Other Current Assets, Net	12 Months Ended
Jun. 30, 2025
Prepaid Expenses and Other Current Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
6.	PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepayments and other current assets, net consist of the following:

	As of June 30,
	2025	2024
Loans to third parties (1)	$-	$1,409,774
Advances for services	330,820	122,987
Advances for raw materials	276,472	581,478
Deductible input VAT	362,334	424,624
Staff advances	18,901	42,050
Deposits	42,824	30,944
Loans to Finnovate Sponsor L.P. before Business Combination	-	169,844
Loans to Finnovate Acquisition Corp. before Business Combination (2)	-	200,000
Others	224,026	81,498
Gross amount	1,255,377	3,063,199
Less: Provision for credit losses	(179,540)	(206,168)
Total prepaid expenses and other current assets, net	$1,075,837	$2,857,031
(1)	Loans to third parties represents interest free loans provided to third parties. All of the loans shall be repaid within 1 year since the payment date of each loan, and were due between July 2024 and September 2025. Since July 2023, Scage International Group provided multiple non-interest-bearing loans to a couple of third-party borrowers (“the Borrowers”), who are business partners of 3A Partners Limited, an affiliate of a consultant of Finnovate. The aggregate balance was nil and US$1,409,774 as of June 30, 2025 and 2024, respectively. Before the consummation of Business Combination, the Borrowers utilized the funds to support the financial needs of Sunorange Limited, which is the general partner of the sponsor of Finnovate. The repayment obligation to the Borrowers was fully settled as of June 30, 2025.
(2)	On January 26, 2024, Scage International accepted an unsecured promissory note (the “January 2024 Promissory Note”) in the aggregate principal amount of up to US$1,500,000 from Finnovate, for the Finnovate’s working capital needs. The January 2024 Promissory Note does not bear interest and matured upon the closing of the Business Combination. As of June 30, 2025 and 2024, the Group had nil and US$200,000 outstanding under the January 2024 Promissory Note, respectively.

The Group recognized reversal of provision for credit losses of US$29,401 for the years ended June 30, 2025, and provision for credit losses of US$207,378 and US$29,573 for the years ended June 30, 2024 and 2023, respectively. All bad debts were fully written off for the year ended June 30, 2023. Credit losses recognized for the year ended June 30, 2024 were related to the non-performance of advances for raw materials and unrecoverable receivable amounts from disposal of property. Reversal of provision for credit losses recognized for the year ended June 30, 2025 were related to recovery of other receivables for car rental. Movement of provision for credit losses was as follows:

	For the years ended June 30,
	2025	2024	2023
Balance at beginning of the year	$206,168	$-	$-
Changes in credit losses	(29,401)	207,378	29,573
Write-offs	-	-	(29,573)
Foreign currency translation adjustment	2,773	(1,210)	-
Balance at the end of the year	$179,540	$206,168	$-